Quarterly Information (unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information
18. QUARTERLY INFORMATION (UNAUDITED)

In millions, except per share amounts	First	Second	Third	Fourth
2018
Total revenue	$1,517	$1,537	$1,550	$1,801
Gross margin	420	403	410	442
Income from operations	109	(106)	125	63
Income from continuing operations (attributable to NCR)	55	(143)	85	(33)
Income (loss) from discontinued operations, net of tax	(35)	(2)	(1)	(14)
Net (loss) income attributable to NCR common stockholders	8	(157)	72	(60)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.36	$(1.31)	$0.62	$(0.39)
Diluted	$0.35	$(1.31)	$0.57	$(0.39)
Net (loss) income per common share:
Basic	$0.07	$(1.33)	$0.61	$(0.51)
Diluted	$0.06	$(1.33)	$0.56	$(0.51)

2017
Total revenue	$1,478	$1,593	$1,663	$1,782
Gross margin	412	461	472	510
Income from operations	115	175	199	202
Income from continuing operations (attributable to NCR)	57	97	118	(35)
(Loss) from discontinued operations, net of tax	—	5	—	(10)
Net income attributable to NCR common stockholders	(17)	90	106	(56)
Income per share attributable to NCR common stockholders:
Income per common share from continuing operations
Basic	$(0.14)	$0.70	$0.87	$(0.38)
Diluted	$(0.14)	$0.64	$0.77	$(0.38)
Net income per common share:
Basic	$(0.14)	$0.74	$0.87	$(0.46)
Diluted	$(0.14)	$0.67	$0.77	$(0.46)

Operating income for the quarter ended December 31, 2018 was impacted by actuarial gains related to the remeasurement of our pension plan assets and liabilities. The actuarial gains included in pension expense recognized in the quarter ended December 31, 2018 increased net income attributable to NCR by $44 million, basic earnings per share from continuing operations by $0.37, and diluted earnings per share from continuing operations by $0.37.

Operating income for the quarter ended December 31, 2017 was impacted by actuarial losses related to the remeasurement of our pension plan assets and liabilities. The actuarial losses included in pension expense recognized in the quarter ended December 31, 2017 decreased net income attributable to NCR by $25 million, basic earnings per share from continuing operations by $0.21, and diluted earnings per share from continuing operations by $0.21.

Net income per share in each quarter is computed using the weighted-average number of shares outstanding during that quarter while net income per share for the full year is computed using the weighted-average number of shares outstanding during the year. Thus, the sum of the four quarters’ net income per share will not necessarily equal the full-year net income per share.